Cover Page	Oct. 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2024
Entity Registrant Name	COPT DEFENSE PROPERTIES
Entity Incorporation, State or Country Code	MD
Entity File Number	1-14023
Entity Tax Identification Number	23-2947217
Entity Address, Address Line One	6711 Columbia Gateway Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	443
Local Phone Number	285-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of beneficial interest, $0.01 par value
Trading Symbol	CDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000860546
Amendment Flag	false